Senior secured term loan facility and warrants - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Senior Secured Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Deerfield warrant obligation, change in fair value income	$ 656	$ 0
Oak Tree And Owl Rock Warrant Obligations
Disclosure of detailed information about borrowings [line items]
Warrant Obligation, Fair Value	$ 339		$ 995